Note 18 - Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Year ended December 31,
	2021	2020	2019
Service charges on deposit accounts	$1,090	$1,102	$1,486
Gain on sale of loans (1)	13,468	24,139	9,071
Net securities gains (losses) (1)	(16)	289	4
Change in fair value of mortgage servicing rights (1)	295	(293)	(258)
Increase in cash surrender value of life insurance (1)	402	368	390
Credit and debit card interchange fees	1,806	1,514	1,443
Litigation settlement (1)	-	-	1,980
Wealth management	420	319	293
Net loan servicing fees (1)	512	262	327
Other non-interest income (expense)	(631)	(700)	312
Total non-interest income	$17,346	$27,000	$15,048